Financial assets and liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 3,154,077	$ 1,448,567
Vista Argentina Loans and Vista Lach Loans [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 713,733	$ 46,171
US Dollar Fixed Rate Borrowings Due January, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2021	January, 2021
Currency	USD	USD
Principal	$ 11,700	$ 11,700
Interest	Fixed	Fixed
Annual rate	1.80	1.80
Maturity date	January, 2026	January, 2026
Carrying amount	$ 68	$ 68
US Dollar Fixed Rate Borrowings Due July, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2021	July, 2021
Currency	USD	USD
Principal	$ 43,500	$ 43,500
Interest	Fixed	Fixed
Annual rate	2.05	2.05
Maturity date	July, 2026	July, 2026
Carrying amount	$ 77	$ 79
US Dollar Fixed Rate Borrowings Due January, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2022	January, 2022
Currency	USD	USD
Principal	$ 13,500	$ 13,500
Interest	Fixed	Fixed
Annual rate	2.45	2.45
Maturity date	January, 2027	January, 2027
Carrying amount	$ 28	$ 28
US Dollar Variable Rate Borrowings Due January, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2022	January, 2022
Currency	USD	USD
Principal	$ 25,000	$ 25,000
Interest	Variable	Variable
Annual rate	2.01	2.01
Maturity date	September, 2026	September, 2026
Carrying amount	$ 25,734	$ 25,843
US Dollar Fixed Rate Borrowings Due April, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	April, 2024	April, 2024
Currency	USD-linked	USD-linked
Principal	$ 20,000	$ 20,000
Interest	Fixed	Fixed
Annual rate	5.00	5.00
Maturity date	April, 2026	April, 2026
Carrying amount	$ 20,108	$ 20,009
Us Dollar Fixed Rate Borrowings Due July, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2024	July, 2024
Currency	USD	USD
Principal	$ 548	$ 548
Interest	Fixed	Fixed
Annual rate	11.00	11.00
Maturity date	January, 2025	January, 2025
Carrying amount	$ 0	$ 144
US Dollar Linked Fixed Rate Borrowings Due January, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2025	January, 2025
Currency	USD-linked	USD-linked
Principal	$ 25,000	$ 25,000
Interest	Fixed	Fixed
Annual rate	5.00	5.00
Maturity date	April, 2026	April, 2026
Carrying amount	$ 25,160	$ 0
US Dollar Linked Fixed Rate Borrowings Due May, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	May, 2025	May, 2025
Currency	USD-linked	USD-linked
Principal	$ 40,000	$ 40,000
Interest	Fixed	Fixed
Annual rate	5.00	5.00
Maturity date	May, 2027	May, 2027
Carrying amount	$ 40,143	$ 0
US Dollar Linked Fixed Rate Borrowings Due June, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2025	June, 2025
Currency	USD-linked	USD-linked
Principal	$ 10,000	$ 10,000
Interest	Fixed	Fixed
Annual rate	5.00	5.00
Maturity date	May, 2027	May, 2027
Carrying amount	$ 10,037	$ 0
US Dollar Fixed Rate Borrowings Due July, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2025	July, 2025
Currency	USD	USD
Principal	$ 100,000	$ 100,000
Interest	Fixed	Fixed
Annual rate	8.80	8.80
Maturity date	July, 2030	July, 2030
Carrying amount	$ 100,927	$ 0
US Dollar Variable Rate Borrowings Due July, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2025	July, 2025
Currency	USD	USD
Principal	$ 50,000	$ 50,000
Interest	Variable	Variable
Annual rate	4.00	4.00
Maturity date	July, 2030	July, 2030
Carrying amount	$ 50,255	$ 0
US Dollar Variable Rate Borrowings Due July, 2025 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2025	July, 2025
Currency	USD	USD
Principal	$ 250,000	$ 250,000
Interest	Variable	Variable
Annual rate	4.50	4.50
Maturity date	July, 2030	July, 2030
Carrying amount	$ 246,931	$ 0
US Dollar Variable Rate Borrowings Due July, 2025 Two [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2025	July, 2025
Currency	USD	USD
Principal	$ 100,000	$ 100,000
Interest	Variable	Variable
Annual rate	4.00	4.00
Maturity date	July, 2030	July, 2030
Carrying amount	$ 101,099	$ 0
US Dollar Fixed Rate Borrowings Due December, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2025	December, 2025
Currency	USD	USD
Principal	$ 40,000	$ 40,000
Interest	Fixed	Fixed
Annual rate	3.50	3.50
Maturity date	April, 2026	April, 2026
Carrying amount	$ 40,008	$ 0
US Dollar Fixed Rate Borrowings Due March, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2025	March, 2025
Currency	USD	USD
Principal	$ 30,000	$ 30,000
Interest	Fixed	Fixed
Annual rate	7.60	7.60
Maturity date	March, 2026	March, 2026
Carrying amount	$ 31,836	$ 0
US Dollar Fixed Rate Borrowings Due May, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	May, 2025	May, 2025
Currency	USD	USD
Principal	$ 30,000	$ 30,000
Interest	Fixed	Fixed
Annual rate	6.25	6.25
Maturity date	January, 2026	January, 2026
Carrying amount	$ 410	$ 0
US Dollar Fixed Rate Borrowings Due June, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2025	June, 2025
Currency	USD	USD
Principal	$ 20,000	$ 20,000
Interest	Fixed	Fixed
Annual rate	8.00	8.00
Maturity date	January, 2026	January, 2026
Carrying amount	$ 20,912	$ 0
US Dollar Linked Negotiable Obligation Fixed Rate Due August, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2021	August, 2021
Currency	USD-linked	USD-linked
Principal	$ 100,769	$ 100,769
Interest	Fixed	Fixed
Annual rate	5.85	5.85
Maturity date	August, 2031	August, 2031
Carrying amount	$ 87,233	$ 97,467
US Dollar Negotiable Obligation Fixed Rate Due December, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022	December, 2022
Currency	USD	USD
Principal	$ 13,500	$ 13,500
Interest	Fixed	Fixed
Annual rate	4.00	4.00
Maturity date	January, 2025	January, 2025
Carrying amount	$ 0	$ 13,539
US Dollar Linked Negotiable Obligation Fixed Rate Due December, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022	December, 2022
Currency	USD-linked	USD-linked
Principal	$ 104,236	$ 104,236
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	June, 2026	June, 2026
Carrying amount	$ 104,151	$ 103,954
US Dollar Linked Negotiable Obligation Fixed Rate Due December, 2022 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022	December, 2022
Currency	USD-linked	USD-linked
Principal	$ 39,118	$ 39,118
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	December, 2026	December, 2026
Carrying amount	$ 39,064	$ 37,805
US Dollar Linked Negotiable Obligation Fixed Rate Due March, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2023	March, 2023
Currency	USD-linked	USD-linked
Principal	$ 118,542	$ 118,542
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	March, 2027	March, 2027
Carrying amount	$ 118,319	$ 115,657
US Dollar Linked Negotiable Obligation Fixed Rate Due March, 2023 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2023	March, 2023
Currency	USD-linked	USD-linked
Principal	$ 16,458	$ 16,458
Interest	Fixed	Fixed
Annual rate	1.00	1.00
Maturity date	March, 2028	March, 2028
Carrying amount	$ 16,432	$ 16,414
US Dollar Negotiable Obligation Fixed Rate Due June, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2023	June, 2023
Currency	USD	USD
Principal	$ 13,500	$ 13,500
Interest	Fixed	Fixed
Annual rate	4.50	4.50
Maturity date	July, 2025	July, 2025
Carrying amount	$ 0	$ 13,477
US Dollar Linked Negotiable Obligation Fixed Rate Due August, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2023	August, 2023
Currency	USD-linked	USD-linked
Principal	$ 70,000	$ 70,000
Interest	Fixed	Fixed
Annual rate	0.99	0.99
Maturity date	August, 2028	August, 2028
Carrying amount	$ 69,899	$ 67,170
US Dollar Negotiable Obligation Fixed Rate Due December, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2023	December, 2023
Currency	USD	USD
Principal	$ 14,669	$ 14,669
Interest	Fixed	Fixed
Annual rate	5.00	5.00
Maturity date	June, 2026	June, 2026
Carrying amount	$ 14,726	$ 14,657
US Dollar Negotiable Obligation Fixed Rate Due March, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2024	March, 2024
Currency	USD	USD
Principal	$ 92,203	$ 92,203
Interest	Fixed	Fixed
Annual rate	6.50	6.50
Maturity date	March, 2027	March, 2027
Carrying amount	$ 73,463	$ 73,291
US Dollar Negotiable Obligation Fixed Rate Due May, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	May, 2024	May, 2024
Currency	USD	USD
Principal	$ 46,562	$ 46,562
Interest	Fixed	Fixed
Annual rate	8.00	8.00
Maturity date	May, 2029	May, 2029
Carrying amount	$ 46,942	$ 46,860
US Dollar Linked Negotiable Obligation Variable Rate Due July, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2024	July, 2024
Currency	USD-linked	USD-linked
Principal	$ 53,195	$ 53,195
Interest	Fixed	Fixed
Annual rate	3.00	3.00
Maturity date	July, 2028	July, 2028
Carrying amount	$ 53,239	$ 53,111
US Dollar Negotiable Obligation Fixed Rate Due October, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	October, 2024	October, 2024
Currency	USD	USD
Principal	$ 150,000	$ 150,000
Interest	Fixed	Fixed
Annual rate	7.65	7.65
Maturity date	October, 2031	October, 2031
Carrying amount	$ 151,747	$ 151,573
US Dollar Negotiable Obligation Fixed Rate Due December, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2024	December, 2024
Currency	USD	USD
Principal	$ 600,000	$ 600,000
Interest	Fixed	Fixed
Annual rate	7.63	7.63
Maturity date	December, 2035	December, 2035
Carrying amount	$ 597,954	$ 597,421
US Dollar Negotiable Obligation Fixed Rate Due March, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2025	March, 2025
Currency	USD	USD
Principal	$ 92,414	$ 92,414
Interest	Fixed	Fixed
Annual rate	7.50	7.50
Maturity date	March, 2030	March, 2030
Carrying amount	$ 94,038	$ 0
US Dollar Negotiable Obligation Fixed Rate Due June, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2025	June, 2025
Currency	USD	USD
Principal	$ 900,000	$ 900,000
Interest	Fixed	Fixed
Annual rate	8.50	8.50
Maturity date	June, 2033	June, 2033
Carrying amount	$ 899,341	$ 0
US Dollar Negotiable Obligation Fixed Rate Due October, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	October, 2025	October, 2025
Currency	USD	USD
Principal	$ 73,256	$ 73,256
Interest	Fixed	Fixed
Annual rate	6.00	6.00
Maturity date	April, 2027	April, 2027
Carrying amount	$ 73,796	$ 0
Aggregate Borrowing [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	2,440,344	1,402,396
Aggregate Borrowing [Member] | Vista Argentina [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	660,575	46,171
Aggregate Borrowing [Member] | Vista Lachs [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 53,158	$ 0